Consolidated Statements of Changes in Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2008	$ (16,165)	$ 3			$ (16,168)
Balance (in shares) at Dec. 31, 2008		16,457,260
Increase (Decrease) in Stockholders' Equity
Five-for-one stock dividend		13	(13)
Exercise of stock options	53	1	52
Exercise of stock options (in shares)		704,625
Accretion of dividends on redeemable convertible preferred stock	(1,793)		(251)		(1,542)
Accretion of issuance costs on redeemable convertible preferred stock	(13)				(13)
Stock-based compensation expense	212		212
Net loss	(7,550)				(7,550)
Balance at Dec. 31, 2009	(25,256)	17			(25,273)
Balance (in shares) at Dec. 31, 2009		17,161,885
Increase (Decrease) in Stockholders' Equity
Repurchase and retirement of common stock	(5,505)	(2)			(5,503)
Repurchase and retirement of common stock (in shares)		(2,001,829)
Exercise of stock options	127	1	126
Exercise of stock options (in shares)		1,098,241
Accretion of dividends on redeemable convertible preferred stock	(2,933)		(538)		(2,395)
Accretion of issuance costs on redeemable convertible preferred stock	(27)				(27)
Stock-based compensation expense	412		412
Net loss	(7,121)				(7,121)
Foreign currency translation adjustments	(11)			(11)
Balance at Dec. 31, 2010	(40,314)	16		(11)	(40,319)
Balance (in shares) at Dec. 31, 2010	16,258,297	16,258,297
Increase (Decrease) in Stockholders' Equity
Repurchase and retirement of common stock	(827)				(827)
Repurchase and retirement of common stock (in shares)		(300,761)
Issuance of common stock in connection with the Condaptive acquisition	75		75
Issuance of common stock in connection with an acquisition (in shares)		24,329
Issuance of restricted common stock in connection with an acquisition	1	1
Issuance of restricted common stock in connection with an acquisition (in shares)		1,448,080
Exercise of stock options	166		166
Exercise of stock options (in shares)		581,090
Accretion of dividends on redeemable convertible preferred stock	(5,022)		(2,073)		(2,949)
Accretion of issuance costs on redeemable convertible preferred stock	(31)				(31)
Stock-based compensation expense	1,832		1,832
Net loss	(287)				(287)
Foreign currency translation adjustments	(14)			(14)
Balance at Dec. 31, 2011	(44,421)	17		(25)	(44,413)
Balance (in shares) at Dec. 31, 2011	18,011,035	18,011,035
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	232		232
Exercise of stock options (in shares)		558,709
Accretion of dividends on redeemable convertible preferred stock	(1,328)		(1,136)		(192)
Accretion of issuance costs on redeemable convertible preferred stock	(6)				(6)
Stock-based compensation expense	2,047		2,047
Net loss	(6,210)				(6,210)
Foreign currency translation adjustments	(34)			(34)
Balance at Jun. 30, 2012	$ 144,379	$ 75	$ 195,184	$ (59)	$ (50,821)
Balance (in shares) at Jun. 30, 2012	76,122,017	76,122,017